FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
NOK | Foreign currency swaps
Derivative [Line Items]
Notional amount	$ 0.2	$ 2.4